UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 10 , 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $288,895 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     8279    92806 SH       Sole                                      92806
Abbott Labs                    COM              002824100     1006    16415 SH       Sole                                      16415
Apple Computer                 COM              037833100     5030     8389 SH       Sole                                       8389
Auto Data Processing           COM              053015103     9771   177048 SH       Sole                                     177048
Canon Inc. ADR                 COM              138006309     9197   192975 SH       Sole                                     192975
Chevron Corp                   COM              166764100     2242    20908 SH       Sole                                      20908
Coca-Cola Co                   COM              191216100    10812   146087 SH       Sole                                     146087
ConocoPhillips                 COM              20825C104     1212    15942 SH       Sole                                      15942
Donaldson Inc                  COM              257651109    16451   460424 SH       Sole                                     460424
Dorchester Minerals LP Com Uni COM              25820R105     1392    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108    10391   165089 SH       Sole                                     165089
Echelon                        COM              27874n105      297    67000 SH       Sole                                      67000
Ecolab Inc                     COM              278865100     9748   157946 SH       Sole                                     157946
Emerson Electric Co            COM              291011104     9516   182373 SH       Sole                                     182373
Exxon Mobil Corp     Com       COM              30231g102     3834    44205 SH       Sole                                      44205
FedEx Corp                     COM              31428x106     8427    91639 SH       Sole                                      91639
Illinois Tool Works            COM              452308109    10242   179303 SH       Sole                                     179303
Intel Corp                     COM              458140100     8130   289158 SH       Sole                                     289158
International Business Machine COM              459200101      606     2903 SH       Sole                                       2903
Johnson & Johnson              COM              478160104     9493   143928 SH       Sole                                     143928
Luminex Corp Com               COM              55027E102     1535    65738 SH       Sole                                      65738
Microsoft Corp                 COM              594918104     8814   273256 SH       Sole                                     273256
Molex Inc.                     COM              608554101     9952   353919 SH       Sole                                     353919
National Instr Corp            COM              636518102     7731   271071 SH       Sole                                     271071
Nordson Corp                   COM              655663102    14647   268704 SH       Sole                                     268704
Novartis AG                    COM              66987V109     8131   146735 SH       Sole                                     146735
Paccar                         COM              693718108     8080   172540 SH       Sole                                     172540
PepsiCo Inc                    COM              713448108     8301   125103 SH       Sole                                     125103
Permian Basin Rty Tr Unit Ben  COM              714236106      762    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109    11220   166940 SH       Sole                                     166940
Sabine Royalty Trust UBI       COM              785688102     1145    19047 SH       Sole                                      19047
San Juan Basin Royalty Trust   COM              798241105    14213   733005 SH       Sole                                     733005
Schlumberger Ltd               COM              806857108     9334   133472 SH       Sole                                     133472
Sigma Aldrich                  COM              826552101    12297   168307 SH       Sole                                     168307
Telefonica de Espana           COM              879382208      669    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     9321   115477 SH       Sole                                     115477
W.W. Grainger                  COM              384802104    17821    82959 SH       Sole                                      82959
Wal-Mart Stores                COM              931142103     8847   144566 SH       Sole                                     144566
REPORT SUMMARY		       38 DATA RECORDS		     288895         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

